OTHER INCOME, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER INCOME /(EXPENSE), NET [Abstract]
Other income /(expense)
The following table summarizes the Sohu Group’s other income/(expense) (in thousands):

	Year Ended December 31,
	2018	2019	2020
Rental income from Sogou (1)	8,392	8,029	9,793
Individual tax refund and additional deduction of PRC value-added tax (2)	0	907	6,169
Government grant	5,342	5,763	5,928
Gain from the changes in fair value of financial instruments (3)	17,999	11,113	4,303
Write-off of unpaid long-term accounts payable	0	0	47
Investment income/(expense)	(3,448)	3,004	3
Impairment loss on equity investments (4)	0	(23,154)	(384)
Donations	0	(283)	(1,460)
Others	2,416	2,584	1,594

	$30,701	$7,963	$25,993